Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On
June 28, 2005,
the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On
June 29, 2005,
Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd at that time. In
January 2007,
the Company pursued a public offering and its common shares started trading on the Nasdaq Capital Market under the ticker symbol “ESEA” on
January 31, 2007.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note
7
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Diamantis Shareholders Ltd. which, in turn, collectively own
62%
of the Company’s shares as of
December 31, 2019.

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off (the “Spin-off”) of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd ("EuroDry"). Shareholders of the Company received one
EuroDry common share for every
five
common shares of the Company they owned as of
May 23, 2018.
Shares of EuroDry commenced trading on
May 31, 2018
on the Nasdaq Capital Market under the symbol "EDRY." EuroDry operates in the dry cargo, drybulk shipping markets, owning and operating drybulk vessels previously owned and operated by Euroseas, and is now a separate publicly traded company. Euroseas continues to operate in the container shipping market and remains a publicly traded company. Accordingly, the results of operations of EuroDry have been presented in discontinued operations for all historical comparative periods presented.

In
August 2019,
the Company completed the acquisition of
four
feeder containerships, owned by affiliates of the Pittas family including the Company’s Chief Executive Officer, which had been announced in
June 2019
for a consideration of
$28.2
million that included a cash payment of
$15
million and the issuance of
2,816,901
common shares to the sellers (the “Trinity/ Diamantis Vessel Acquisition”). The Company financed the cash portion of the acquisition price via the arrangement of two
bank loans described below (refer Note
8
-d and
8
-e), drawing a total of
$16,167,680
with the excess amount used for general corporate purposes. The cash portion of the acquisition price was used to repay the existing indebtedness of the vessels with the sellers receiving only payment in Euroseas common shares.  The common shares issued to the sellers represented at that time approximately
64.3%
of Euroseas’ outstanding common shares.

The vessels acquisition transactions were evaluated and approved by a special committee of independent members of the Board of Directors. The four
vessels are the M/V EM Hydra and the M/V EM Spetses, both
1,700
teu feeder containership built in
2005
and
2007,
respectively, the M/V EM Kea, a
3,100
teu feeder containership built in
2007,
and the M/V Diamantis P, a
2,008
teu feeder containership vessel built in
1998.
On
August 2, 2019,
the Company took delivery of M/V Diamantis P and M/V EM Hydra, and, on
August 7, 2019,
the Company took delivery of M/V EM Spetses and M/V EM Kea (refer Note
4
).

In
November 2019,
the Company acquired and took delivery (from
November 18, 2019
to
November 21, 2019)
of
four
container carrier vessels of intermediate size of
4,253
teu, all built in South Korea,
three
in
2009
and the other in
2008
(refer Note
4
). The vessels were acquired from companies controlled by Synergy Holdings Limited, for approximately
$40
million (the “Synergy Vessel Acquisition”). The acquisition of the four
vessels (the “Synergy Vessels”) was financed by bank debt of
$32
million described below (refer Note
8
-f), a private placement of
$6
million at a share price of
$5.68
subscribed equally by an entity affiliated with the Company’s Chief Executive Officer and an entity controlled by the seller of the Synergy vessels and
$2
million of existing funds. The Company also assumed the charters the vessels were under on the date of the transfer (refer Note
6
). As part of the transaction, the Company has agreed that the Manager enters into an agreement with Synergy Marine Limited for the provision of certain management services by Synergy Marine Limited for the next three
years (see Note
7
). Mr. Andreas Papathomas, Chairman of Synergy Holdings Limited, was appointed to the Board of Directors of the Company. The Company has also agreed to issue an additional
$0.5
million in shares of its common stock to Synergy Holdings Limited if certain conditions are fulfilled in one
year from the acquisition date (see Note
10
-b).

The Company effected a
8
-for-
1
reverse stock split of its issued and outstanding common shares, effective at the close of trading on
December 18, 2019 (
Note
18
).  All share and per share amounts disclosed in the consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

•	Allendale Investment S.A., incorporated in Panama on
January 22, 2002,
owner of the Panama flag
18,154
deadweight tons (“DWT”) /
1,169
twenty
-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in
1993
and acquired on
May 13, 2002.

•	Alterwall Business Inc., incorporated in Panama on
January 15, 2001,
owner of the Panama flag
18,253
DWT /
1,169
TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in
1990
and acquired on
February 16, 2001.

•	Prospero Maritime Inc., incorporated in the Republic of Marshall Islands on
July 21, 2006,
owner of the Marshall Islands flag
69,268
DWT dry bulk M/V “Aristides N.P.”, which was built in
1993
and acquired on
September 21, 2006.
The vessel was sold on
January 15, 2016.

•	Manolis Shipping Ltd., incorporated in the Republic of Marshall Islands on
March 16, 2007,
owner of the Marshall Islands flag
20,346
DWT /
1,452
TEU container carrier M/V “Manolis P”, which was built in
1995
and acquired on
April 12, 2007.

•	Noumea Shipping Ltd, incorporated in the Republic of Marshall Islands on
May 14, 2008,
owner of the Marshall Islands flag
34,677
DWT /
2,556
TEU container carrier M/V “Maersk Noumea”, renamed “Evridiki G”, which was built in
2001
and acquired on
May 22, 2008.

•	Eleni Shipping Ltd., incorporated in the Republic of Liberia on
February 11, 2009,
owner of the Liberian flag
72,119
DWT bulk carrier M/V “Eleni P”, which was built in
1997,
acquired on
March 6, 2009
and sold on
January 26, 2017.

•	Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on
May 21, 2010,
owner of the Liberian flag
30,306
DWT /
2008
TEU container carrier M/V “Aggeliki P”, which was built in
1998,
acquired on
June 21, 2010
and sold on
December 6, 2017.

•	Joanna Maritime Ltd., incorporated in Liberia on
June 10, 2013,
owner of the Liberian flag
22,301
DWT /
1,732
TEU container carrier M/V “Joanna”, which was built in
1999
and acquired on
July 4, 2013.
On
January 8, 2016,
the vessel has been renamed M/V “Vento di Grecale”. On
March 17, 2017
the vessel was again renamed M/V “Joanna”.

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on
August 19, 2016,
owner of the Panamanian flag
18,581
DWT /
1,439
TEU container carrier M/V “Aegean Express”, which was built in
1997
and acquired on
September 29, 2016.

•	Gregos Shipping Ltd., incorporated in the Republic of Liberia on
May 25, 2017,
owner of the Liberian flag
35,600
DWT /
2,788
TEU container carrier M/V “EM Astoria”, which was built in
2004
and acquired on
June 20, 2017.

•	Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Athens”, which was built in
2000
and acquired on
September 29, 2017.

•	Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
34,654
DWT /
2,556
TEU container carrier M/V “EM Corfu”, which was built in
2001
and acquired on
October 29, 2017.

•	Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Oinousses”, which was built in
2000
and acquired on
October 23, 2017.

•	Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Islands flag
71,366
DWT /
5,610
TEU container carrier M/V “Akinada Bridge”, which was built in
2001
and acquired on
December 21, 2017.

•	Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on
June 3, 2019,
owner of the Liberian flag
30,360
DWT /
2,008
TEU container carrier M/V “Diamantis P”, which was built in
1998
and acquired on
August 2, 2019.

•	Hydra Shipowners Ltd., incorporated in the Republic of Liberia on
June 3, 2019,
owner of the Liberian flag
23,351
DWT /
1,740
TEU container carrier M/V “EM Hydra”, which was built in
2005
and acquired on
August 2, 2019.

•	Spetses Shipowners Ltd., incorporated in the Republic of Liberia on
June 3, 2019,
owner of the Liberian flag
23,224
DWT /
1,740
TEU container carrier M/V “EM Spetses”, which was built in
2007
and acquired on
August 7, 2019.

•	Kea Shipowners Ltd., incorporated in the Republic of Liberia on
June 3, 2019,
owner of the Liberian flag
42,165
DWT /
3,100
TEU container carrier M/V “EM Kea”, which was built in
2007
and acquired on
August 7, 2019.

•	Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 1, 2019,
owner of the Marshall Islands flag
50,726
DWT /
4,253
TEU container carrier M/V “Synergy Antwerp”, which was built in
2008
and acquired on
November 19, 2019.

•	Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 1, 2019,
owner of the Cypriot flag
50,969
DWT /
4,253
TEU container carrier M/V “Synergy Keelung”, which was built in
2009
and acquired on
November 18, 2019.

•	Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 1, 2019,
owner of the Cypriot flag
50,787
DWT /
4,253
TEU container carrier M/V “Synergy Oakland”, which was built in
2009
and acquired on
November 19, 2019.

•	Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 1, 2019,
owner of the Marshall Islands flag
50,726
DWT /
4,253
TEU container carrier M/V “Synergy Busan”, which was built in
2009
and acquired on
November 21, 2019.

As of
December 31, 2019,
the Company had a working capital deficit of
$18.6
million and has been incurring losses. For the year ended
December 31, 2019,
the Company generated net cash from operating activities of
$3.1
million. The Company’s cash balance amounted to
$1.0
million and cash in restricted retention accounts amounted to
$4.9
million as of
December 31, 2019.
The holders of Series B Preferred Shares will receive a cash dividend at an annual dividend rate of
8%
until
January 2021,
which will increase to
14%
thereafter (Note
15
). The Company intends to fund its working capital requirements and capital commitments via cash at hand and cash flows from operations as well as via the cash proceeds expected to be generated through the sale of certain of the Company’s older vessels for scrap. In the event that these are not
sufficient, the Company
may
also use funds from debt refinancing and equity offerings and convert to equity the related party loans, if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

During the years ended
December 31, 2017,
2018
and
2019,
the following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2017	2018	2019
CMA CGM, Marseille	34%	51%	24%
New Golden Sea Shipping Pte. Ltd., Singapore	31%	33%	21%
Hapag-Lloyd AG, Hamburg	-	-	16%
MSC Geneva	17%	11%	15%
Maersk Line A/S	-	-	11%